Share Capital - Warrant Plans (Details)			12 Months Ended
	Mar. 06, 2018 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			0
Par value per share (euro per share) | € / shares			€ 0.03	€ 0.03
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		10,000	0	0
Exercise price (in euros per share) | € / shares		€ 6.37
Number of awards lapsed or cancelled during the period (in shares)			6,000	0
BSA 2013 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		6,000
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 6.37
Number of awards lapsed or cancelled during the period (in shares)			6,000
BSA 2018 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	28,000
Par value per share (euro per share) | € / shares	€ 0.03
Exercise price (in euros per share) | € / shares	€ 13.55
Number of awards lapsed or cancelled during the period (in shares)			28,000